Net Loss Per Share (Details) - Schedule of Potentially Dilutive Outstanding Securities - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Potentially Dilutive Outstanding Securities [Line Items]
Total anti-dilutive features	3,534,927	2,679,733	2,848,923	1,240,335
Warrants [Member]
Schedule of Potentially Dilutive Outstanding Securities [Line Items]
Total anti-dilutive features	2,453,311	1,497,448	1,749,193	639,250
Common Share options [Member]
Schedule of Potentially Dilutive Outstanding Securities [Line Items]
Total anti-dilutive features	815,974	843,443	826,888	220,243
ACI Canada legacy performance options [Member]
Schedule of Potentially Dilutive Outstanding Securities [Line Items]
Total anti-dilutive features	265,642	338,842	272,842	380,842